SCHEDULE OF ESTIMATED FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Oct. 31, 2025	Jan. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
2025	$ 43,200
2026		$ 43,200
Total remaining lease payments	43,200	43,200
Less: imputed interest	(39,637)	(36,110)
Present value of remaining lease payments	$ 3,563	$ 7,090